Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - Non-capital loss carry-forward [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets	$ 813	$ 253
2032 [Member]
Statements [Line Items]
Deferred tax assets	219
2036 [Member]
Statements [Line Items]
Deferred tax assets	244
2037 [Member]
Statements [Line Items]
Deferred tax assets	$ 350